Transactions with related parties-Brokerage agreements (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Related Party Transaction [Line Items]
Voyage Expenses Related Parties	$ 532	$ 661	$ 434
[SeanergyManagementAndSafbulkPtyAgreementMember]
Related Party Transaction [Line Items]
Brokerage commission		1.25%
Successive agreement period in years		1
Notice of termination period in months		3
[SafbulkBrokerageAgreementMember]
Related Party Transaction [Line Items]
Voyage Expenses Related Parties	532	661	434
Related party commissions for vessel disposals	$ 392